Spin-Off - Summary of Profit or Loss from Discontinued Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue and other operating income	₩ 17,361,232	₩ 16,864,348	₩ 16,183,498
Revenue	17,304,973	16,748,585	16,087,747
Other income	56,259	115,763	95,751
Operating expense	15,766,884	15,431,986	15,148,478
Labor	2,449,813	2,300,754	2,108,496
Commission	5,518,786	5,426,114	5,103,012
Depreciation and amortization	3,621,325	3,672,555	3,664,665
Network interconnection	715,285	749,599	770,712
Advertising	252,402	233,401	272,091
Rent	143,747	140,418	171,179
Cost of goods sold	1,268,124	1,167,417	1,106,001
Others	1,528,976	1,431,587	1,658,362
Operating profit	1,594,348	1,432,362	1,035,020
Finance income	179,838	155,133	140,685
Finance costs	456,327	315,604	322,943
Gain relating to investments in subsidiaries, associates and joint ventures,	(81,707)	446,300	52,456
Profit before income tax	1,236,152	1,718,191	905,218
Income tax expense	288,321	651,948	376,502
Profit for the year	₩ 947,831	2,418,989	1,500,538
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue and other operating income		2,469,329	2,541,133
Revenue		2,383,083	2,536,904
Other income		86,246	4,229
Operating expense		2,396,324	2,471,519
Labor		824,505	897,676
Commission		349,344	244,074
Depreciation and amortization		287,412	326,417
Network interconnection		863	762
Advertising		158,512	159,589
Rent		2,754	2,115
Cost of goods sold		426,161	502,469
Others		346,773	338,417
Operating profit		73,005	69,614
Finance income		47,417	100,511
Finance costs		269,823	174,250
Gain relating to investments in subsidiaries, associates and joint ventures,		1,502,147	975,947
Profit before income tax		1,352,746	971,822
Income tax expense		205,152	155,240
Profit for the year		₩ 1,147,594	₩ 816,582